Schedule of Warrant Securities Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Class of Warrant or Right [Line Items]
Warrants	49,446	0
2020 Warrants for Services [Member]
Class of Warrant or Right [Line Items]
Warrants	2,000
Exercise Price	$ 7.50
Expiration	January 2025
2022 Exchange Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants	47,446
Exercise Price	$ 5.70
Expiration	September 2025